Share-based payments - Outstanding RSUs/PSUs Activity (Details) - RSUs/PSUs	12 Months Ended
	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2022 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance, outstanding (in shares)	3,124,187	3,085,667
Granted (in shares)	1,125,502	1,016,211
Dividends credited (in shares)	213,427	173,100
Settled (in shares)	(957,402)	(1,061,392)
Forfeited (in shares)	(92,902)	(89,399)
Ending balance, outstanding (in shares)	3,412,812	3,124,187
Vested (in shares)	1,225,815	887,158
Weighted average fair value at measurement date, other equity instruments granted | $	$ 61	$ 66